Note 1 - Summary of Significant Accounting Policies (Details Textual)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		190 Months Ended	196 Months Ended
	Feb. 22, 2017 USD ($)	Nov. 29, 2016 USD ($)	Aug. 31, 2015 USD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2018	Feb. 21, 2018 $ / shares	Dec. 28, 2017 $ / shares	Apr. 19, 2017 $ / shares	Oct. 04, 2016 $ / shares	Dec. 31, 2015 USD ($)
Common Stock, Shares, Outstanding, Ending Balance | shares					12,089,446		12,089,446		6,943,283	4,564,428	6,943,283	12,089,446
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Retained Earnings (Accumulated Deficit), Ending Balance					$ (58,898,476)		$ (58,898,476)		$ (54,765,045)	$ (47,018,451)	$ (54,765,045)	$ (58,898,476)
Cash and Cash Equivalents, at Carrying Value, Ending Balance					1,004,269	$ 1,159,849	1,004,269	$ 1,159,849	766,189	1,764,090	766,189	1,004,269						$ 4,856,232
Stockholders' Equity, Period Increase (Decrease), Total											29,065,934	35,840,380
Stock Issued During Period, Value, New Issues							2,755,087	3,421,188	3,421,188
Proceeds from Issuance or Sale of Equity, Total			$ 13,800,000
Debt Instrument, Increase (Decrease), Net, Total											$ 5,685,000	$ 5,685,000
Depreciation, Total					18,825	14,519	33,321	30,204	58,872	73,249
Amortization of Intangible Assets, Total					4,070	2,902	7,741	5,790	12,689	9,107
Income Tax Expense (Benefit), Total					$ 0	0	$ 0	0	$ 0
Valuation Allowance Percentage					100.00%		100.00%		100.00%		100.00%	100.00%
Unrecognized Tax Benefits, Ending Balance					$ 0		$ 0		$ 0		$ 0	$ 0
Cash, Uninsured Amount					794,125		$ 794,125		$ 563,000		563,000	794,125
Number of Operating Segments							2		2
Non-US [Member]
Revenues, Total					$ 3,178	$ 0	$ 5,866	26,662	$ 26,662
Earliest Tax Year [Member]
Open Tax Year							2014
Private Placement [Member]
Stock Issued During Period, Value, New Issues									1,213,819
IPO [Member]
Stock Issued During Period, Value, New Issues											13,555,003	13,555,003
Proceeds from Issuance or Sale of Equity, Total											3,937,500	3,937,500
The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues										$ 1,625,905
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs		$ 1,739,770									1,739,770	1,739,770
Proceeds from Issuance or Sale of Equity, Total		$ 1,983,337
Over-Allotment Option [Member]
Stock Issued During Period, Value, New Issues							$ 204,422	$ 393,750	$ 393,750
Proceeds from Issuance or Sale of Equity, Total	$ 358,312										358,312	358,312
The 2018 Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Total				$ 2,755,000								2,755,000
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues											2,055,000	2,055,000
Series C Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues											$ 1,300,000	$ 1,300,000
Helomics Holding Corp. [Member]
Share Exchange Agreement, Potential Interest													25.00%